THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS

February 29, 2020 (unaudited)

Shares	Value
DOMESTIC EQUITY
SECURITIES — 46.7%
DIVERSIFIED HOLDING
COMPANIES — 3.9%
192,100 Berkshire Hathaway, Inc.,
Class B (a)	$ 39,637,914
REAL ESTATE MANAGEMENT
& DEVELOPMENT — 42.8%
22,208,024 The St. Joe Co. (a)(b)	436,831,832
TOTAL DOMESTIC EQUITY SECURITIES
(COST $636,573,973)	476,469,746
FOREIGN EQUITY
SECURITIES — 0.8%
CANADA — 0.8%
METALS & MINING — 0.8%
6,865,767 Imperial Metals Corp. (a)(b)	8,235,340
TOTAL FOREIGN EQUITY SECURITIES
(COST $64,630,492)	8,235,340

DOMESTIC PREFERRED EQUITY

SECURITIES — 18.6%

MORTGAGE FINANCE — 18.6%
8,955,013 Federal Home Loan Mortgage
Corp.
7.875%, Series Z (a)(c)	94,475,387
8,784,077 Federal National Mortgage
Association
7.750%, Series S (a)(c)	95,131,554
189,606,941
TOTAL DOMESTIC PREFERRED
EQUITY SECURITIES
(COST $75,287,318)	189,606,941

Principal
DOMESTIC CORPORATE

BONDS — 0.1%
RETAIL DEPARTMENT
STORES — 0.1%
$97,022,000 Sears Holdings Corp.
8.000%, 12/15/2019 (d)	1,416,521
TOTAL DOMESTIC CORPORATE BONDS
(COST $97,385,904)	1,416,521

Principal		Value
	COMMERCIAL
	PAPER — 28.1%
	AUTO MANUFACTURERS — 1.4%
	Ford Motor Credit Co.
$ 4,000,000	1.853%, 03/26/2020 (e)(f)	$3,993,580
5,000,000	2.313%, 03/31/2020 (e)(f)	4,990,458
5,000,000	1.955%, 04/13/2020 (e)(f)	4,986,313
		13,970,351
	AUTOMOTIVE RETAIL — 2.3%
	AutoZone, Inc.
4,000,000	1.671%, 03/02/2020 (e)(f)	3,999,438
16,000,000	1.671%, 03/05/2020 (e)(f)	15,995,477
4,000,000	1.671%, 03/06/2020 (e)(f)	3,998,678
		23,993,593
	BEVERAGES — 1.6%

	Constellation Brands, Inc.
14,000,000	1.852%, 03/13/2020 (e)(f)	13,986,166
2,000,000	1.802%, 03/16/2020 (e)(f)	1,997,608
		15,983,774
	CHEMICALS — 3.8%

	Albemarle Corp.
5,000,000	1.703%, 03/03/2020 (e)(f)	4,998,526
5,500,000	1.723%, 03/05/2020 (e)(f)	5,497,588
	Sherwin-Williams Co.
15,000,000	1.762%, 03/24/2020 (e)(f)	14,983,927
13,000,000	1.813%, 03/26/2020 (e)(f)	12,985,005
		38,465,046
	ENERGY SERVICES — 1.9%
	Duke Energy Corp.
5,000,000	1.755%, 03/17/2020 (e)(f)	4,995,655
5,000,000	1.733%, 04/03/2020 (e)(f)	4,991,381
9,600,000	1.705%, 04/09/2020 (e)(f)	9,580,571
		19,567,607
	FOOD PRODUCTS — 3.1%

	Mondelez International, Inc.
19,000,000	1.690%, 03/06/2020 (e)(f)	18,993,719
13,000,000	1.692%, 03/11/2020 (e)(f)	12,992,551
		31,986,270

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS (continued)

February 29, 2020 (unaudited)

Principal		Value
	COMMERCIAL PAPER
	(CONTINUED) — 28.1%
	HOTEL, RESORTS & CRUISE LINES — 4.2%
	Marriott International, Inc.
$11,000,000	1.886%, 03/04/2020 (e)(f)	$10,997,413
1,000,000	1.712%, 03/12/2020 (e)(f)	999,378
	Royal Caribbean Cruises Ltd.
8,000,000	1.904%, 03/17/2020 (e)(f)	7,991,952
8,000,000	1.903%, 03/30/2020 (e)(f)	7,986,367
15,000,000	1.904%, 04/06/2020 (e)(f)	14,968,729
		42,943,839
	INSURANCE BROKERS — 1.4%
14,000,000	Marsh & McLennan Companies, Inc.
	1.722%, 03/17/2020 (e)(f)	13,987,834
	OIL & GAS STORAGE &
	TRANSPORTATION — 0.5%
5,000,000	Energy Transfer Partners
	1.981%, 03/06/2020 (e)(f)	4,997,453
	PACKAGED FOODS — 3.9%
1,300,000	Campbell Soup Co.
	1.784%, 03/13/2020 (e)(f)	1,299,127
15,000,000	General Mills, Inc.
	1.601%, 03/03/2020 (e)(f)	14,997,185
	McCormick & Co.
11,000,000	1.692%, 03/16/2020 (e)(f)	10,990,572
1,000,000	1.722%, 03/19/2020 (e)(f)	998,996
	Tyson Foods, Inc.
3,000,000	1.712%, 03/16/2020 (e)(f)	2,997,542
8,500,000	1.713%, 03/18/2020 (e)(f)	8,492,190
		39,775,612
	RAILROADS — 0.6%

6,600,000	Canadian Pacific Railway Ltd.
	1.711%, 03/05/2020 (e)(f)	6,598,134
	RESTAURANTS — 1.4%
14,000,000	Starbucks Corp.
	1.703%, 03/16/2020 (e)(f)	13,988,001
Principal		Value
	COMMERCIAL PAPER
	(CONTINUED) — 28.1%
	RETAIL DRUG STORE — 0.7%
$ 7,665,000	Walgreens Boots Alliance, Inc.
	1.855%, 03/06/2020 (e)(f)	$7,662,466
	WIRELESS COMMUNICATION
	SERVICES — 1.3%
13,000,000	Bell Canada
	1.683%, 03/09/2020 (e)(f)	12,993,406
TOTAL COMMERCIAL PAPER
	(COST $286,950,101)	286,913,386
	U.S. GOVERNMENT
	OBLIGATIONS — 4.9%
	U.S. Treasury Bills
50,000,000	1.523%, 06/04/2020 (f)	49,836,943
TOTAL U.S. GOVERNMENT
	OBLIGATIONS
	(COST $49,800,104)	49,836,943
Shares
	MONEY MARKET
	FUNDS — 1.0%
10,248,120	Fidelity Investments Money
	Market Treasury Portfolio -
	Class I, 1.47% (g)	10,248,120
TOTAL MONEY MARKET FUNDS
	(COST $10,248,120)	10,248,120
TOTAL INVESTMENTS — 100.2%
	(COST $1,220,876,012)	1,022,726,997
	LIABILITIES IN EXCESS
	OF OTHER
	ASSETS — (0.2)%	(2,007,153)
NET ASSETS — 100.0%		$1,020,719,844

(a)Non-income producing security.

(b)Affiliated Company. See Note 2.

(c)Variable rate security. Rates shown are the effective rates as of February 29, 2020.

(d)Security in default and no interest was accrued as of February 29, 2020.

(e)Restricted security as set forth in Rule 144(a) under the Securities Act of 1933. The value of these investments totals $286,913,386, which represents 28.11% of The Fairholme Fund's net assets.

(f)Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.

(g)Annualized based on the 1-day yield as of February 29, 2020.

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS

February 29, 2020 (unaudited)

Shares		Value
	DOMESTIC EQUITY
	SECURITIES — 8.1%
	FOOD PRODUCTS — 2.9%
225,000	The Kraft Heinz Co.	$ 5,573,250
	OIL & GAS STORAGE &
	TRANSPORTATION — 0.8%
120,000	Western Midstream Partners LP	1,567,200
	OIL & NATURAL GAS
	EXPLORATION — 2.6%
156,700	Occidental Petroleum Corp.	5,130,358
	REAL ESTATE INVESTMENT
	TRUSTS — 1.8%
29,000	Simon Property Group, Inc.	3,569,320

TOTAL DOMESTIC EQUITY SECURITIES
(COST $18,904,214)		15,840,128

	DOMESTIC PREFERRED EQUITY
	SECURITIES — 5.8%
	MORTGAGE FINANCE — 4.9%
	Federal Home Loan Mortgage
	Corp.
302,300	5.100%, Series H (a)	5,293,273
260,924	6.550%, Series Y (a)	2,426,593
50,000	7.875%, Series Z (a)(b)	527,500
122,000	Federal National Mortgage
	Association
	7.750%, Series S (a)(b)	1,321,260
		9,568,626
	OIL & NATURAL GAS
	EXPLORATION — 0.9%
	Chesapeake Energy Corp.
42,416	5.000%	551,408
6,083	5.750%	690,785
3,350	5.750%	379,521
600	5.750% (c)	68,136
100	5.750% (c)	11,329
		1,701,179
TOTAL DOMESTIC PREFERRED
EQUITY SECURITIES
(COST $14,221,245)		11,269,805

Principal

DOMESTIC CORPORATE

BONDS — 2.9%

DIVERSIFIED BANKS — 2.8%

$ 2,000,000 Bank of America Corp. 5.200%, Series U (d)(e)

2,000,000 JPMorgan Chase & Co. 5.300%, Series Z (d)(e)

1,318,000 Wells Fargo & Co. (3 mo. LIBOR + 3.770%) 5.664%, Series K (d)(f)

RETAIL DEPARTMENT

STORES — 0.1%

17,595,500 Sears Holdings Corp. 8.000%, 12/15/2019 (g)

TOTAL DOMESTIC CORPORATE BONDS (COST $22,029,361)

COMMERCIAL

PAPER — 75.7%

AUTO

MANUFACTURERS — 3.0%

6,000,000 Ford Motor Credit Co. 2.313%, 03/31/2020 (h)(i)

AUTOMOTIVE

RETAIL — 3.1%

6,000,000 AutoZone, Inc.

1.671%, 03/06/2020 (h)(i)

CHEMICALS — 6.1%

6,000,000 Albemarle Corp.

1.703%, 03/03/2020 (h)(i)

6,000,000 Sherwin-Williams Co.

1.782%, 03/24/2020 (h)(i)

DIVERSIFIED HOLDING

COMPANIES — 5.1%

Berkshire Hathaway Energy Co.

2,000,000 1.672%, 03/04/2020 (h)(i)

6,000,000 1.682%, 03/05/2020 (h)(i)

2,000,000 1.672%, 03/24/2020 (h)(i)

Value

$ 2,039,800

1,997,600

1,319,186

5,356,586

256,894

5,613,480

5,988,549

5,998,017

5,998,231

5,993,571

11,991,802

1,999,533

5,998,325

1,997,672

9,995,530

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

February 29, 2020 (unaudited)

Principal		Value
	COMMERCIAL PAPER
	(CONTINUED) — 75.7%
	DIVERSIFIED
	TECHNOLOGY — 2.2%
	TELUS Corp.
$1,000,000	1.752%, 03/11/2020 (h)(i)	$999,427
3,400,000	1.704%, 03/23/2020 (h)(i)	3,396,024
		4,395,451
	ENERGY SERVICES — 3.1%
	Duke Energy Corp.
1,000,000	1.755%, 03/17/2020 (h)(i)	999,131
2,000,000	1.703%, 03/30/2020 (h)(i)	1,996,950
3,000,000	1.733%, 04/03/2020 (h)(i)	2,994,829
		5,990,910
	FOOD PRODUCTS — 3.1%

6,000,000	Mondelez International, Inc.
	1.682%, 03/06/2020 (h)(i)	5,998,017
	HOME FURNISHINGS — 3.1%
6,000,000	Mohawk Industries, Inc.
	1.711%, 03/06/2020 (h)(i)	5,998,017
	HOTEL, RESORTS & CRUISE
	LINES — 5.8%
	Marriott International, Inc.
1,000,000	1.886%, 03/04/2020 (h)(i)	999,765
1,000,000	1.722%, 03/25/2020 (h)(i)	998,730
3,450,000	1.755%, 04/28/2020 (h)(i)	3,439,708
6,000,000	Royal Caribbean Cruises Ltd.
	1.904%, 03/17/2020 (h)(i)	5,993,964
		11,432,167
	INSURANCE

	BROKERS — 3.1%
6,000,000	Marsh & McLennan Companies,
	Inc.
	1.722%, 03/17/2020 (h)(i)	5,994,786
	MANAGED HEALTH
	CARE — 3.0%
6,000,000	Humana, Inc.
	1.824%, 04/08/2020 (h)(i)	5,986,980
Principal		Value
	COMMERCIAL PAPER
	(CONTINUED) — 75.7%
	OIL & GAS STORAGE &
	TRANSPORTATION — 3.1%
$5,000,000	Energy Transfer Operating LP
	1.981%, 03/04/2020 (h)(i)	$4,998,165
1,000,000	Energy Transfer Partners
	1.981%, 03/06/2020 (h)(i)	999,491
		5,997,656
	OIL & NATURAL GAS

	EXPLORATION — 3.1%
6,000,000	Suncor Energy Inc.
	1.889%, 04/02/2020 (h)(i)	5,989,953
	PACKAGED FOODS — 10.8%
6,000,000	General Mills, Inc.
	1.601%, 03/12/2020 (h)(i)	5,996,267
3,173,000	Kellogg Company
	1.650%, 03/03/2020 (h)(i)	3,172,404
	McCormick & Co.
2,000,000	1.700%, 03/03/2020 (h)(i)	1,999,592
4,000,000	1.692%, 03/16/2020 (h)(i)	3,996,572
6,000,000	Tyson Foods, Inc
	1.732%, 03/23/2020 (h)(i)	5,992,984
		21,157,819
	PUBLISHING — 3.1%

6,000,000	Thomson Reuters Corp.
	1.702%, 03/27/2020 (h)(i)	5,991,670
	RAILROADS — 3.1%
	Canadian Pacific Railway Ltd.
2,000,000	1.711%, 03/05/2020 (h)(i)	1,999,435
4,000,000	1.731%, 03/11/2020 (h)(i)	3,997,708
		5,997,143
	REAL ESTATE INVESTMENT

	TRUSTS — 2.0%
4,000,000	Brookfield U.S. Holdings Inc.
	1.700%, 03/04/2020 (h)(i)	3,998,959
	RESTAURANTS — 3.1%
	Starbucks Corp.
1,000,000	1.703%, 03/16/2020 (h)(i)	999,143
1,000,000	1.682%, 03/20/2020 (h)(i)	998,948
4,000,000	1.702%, 03/23/2020 (h)(i)	3,995,211
		5,993,302

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FOCUSED INCOME FUND

				SCHEDULE OF INVESTMENTS (continued)
				February 29, 2020 (unaudited)

Principal		Value		Principal	Value
	COMMERCIAL PAPER			U.S. GOVERNMENT
	(CONTINUED) — 75.7%
				OBLIGATIONS — 4.6%

	RETAIL DRUG STORE — 0.5%			U.S. Treasury Bills
$1,000,000	Walgreens Boots Alliance, Inc.		$9,000,000	1.523%, 06/04/2020 (h)	$8,970,650
	1.855%, 03/06/2020 (h)(i)	$999,669	TOTAL U.S. GOVERNMENT

	TECHNOLOGY HARDWARE &			OBLIGATIONS
	EQUIPMENT — 3.1%			(COST $8,964,019)	8,970,650
6,000,000	Arrow Electronics, Inc.			Shares
	1.903%, 03/02/2020 (h)(i)	5,998,668
				MONEY MARKET
	WIRELESS COMMUNICATION
				FUNDS — 3.0%
	SERVICES — 3.1%
			5,822,713	Fidelity Investments Money
	Bell Canada
				Market Treasury Portfolio -
4,000,000	1.672%, 03/24/2020 (h)(i)	3,995,019
				Class I, 1.47% (j)	5,822,713
2,000,000	1.693%, 03/27/2020 (h)(i)	1,997,223
			TOTAL MONEY MARKET FUNDS

		5,992,242
				(COST $5,822,713)	5,822,713
TOTAL COMMERCIAL PAPER

(COST $147,904,888)		147,887,307	TOTAL INVESTMENTS — 100.1%

				(COST $217,846,440)	195,404,083
				LIABILITIES IN EXCESS
				OF OTHER
				ASSETS — (0.1)%	(171,304)
			NET ASSETS — 100.0%
					$195,232,779

(a)Non-income producing security.

(b)Variable rate security. Rates shown are the effective rates as of February 29, 2020.

(c)Restricted security as set forth in Rule 144A under the Securities Act of 1933. The value of these investments totals $79,465, which represents 0.04% of The Income Fund's net assets.

(d)Security is perpetual in nature and has no stated maturity date.

(e)Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.

(f)Floating rate security. Rate shown is the effective rate as of February 29, 2020.

(g)Security in default and no interest was accrued as of February 29, 2020.

(h)Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.

(i)Restricted security as set forth in Rule 144(a) under the Securities Act of 1933. The value of these investments totals $147,887,307, which represents 75.75% of The Income Fund's net assets.

(j)Annualized based on the 1-day yield as of February 29, 2020.

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME ALLOCATION FUND

SCHEDULE OF INVESTMENTS

February 29, 2020 (unaudited)

Shares		Value
	DOMESTIC EQUITY
	SECURITIES — 23.4%
	DIVERSIFIED HOLDING
	COMPANIES — 5.0%
13,500	Berkshire Hathaway, Inc., Class
	B (a)	$2,785,590
	FOOD PRODUCTS — 3.0%
67,400	The Kraft Heinz Co.	1,669,497
	OIL & GAS STORAGE &

	TRANSPORTATION — 0.8%
36,000	Western Midstream Partners LP	470,160
	OIL & NATURAL GAS

	EXPLORATION — 2.7%
46,000	Occidental Petroleum Corp.	1,506,040
	REAL ESTATE MANAGEMENT

	& DEVELOPMENT — 11.9%
348,267	The St. Joe Co. (a)(b)	6,700,657
TOTAL DOMESTIC EQUITY SECURITIES
(COST $14,107,328)		13,131,944
	FOREIGN EQUITY
	SECURITIES — 4.7%
	CANADA — 4.7%
	METALS & MINING — 4.7%
2,192,841	Imperial Metals Corp. (a)	2,630,266
TOTAL FOREIGN EQUITY SECURITIES
(COST $25,958,539)		2,630,266
	DOMESTIC PREFERRED EQUITY
	SECURITIES — 17.6%
	MORTGAGE FINANCE — 16.6%
444,095	Federal Home Loan Mortgage
	Corp.
	7.875%, Series Z (a)(c)	4,685,202
432,465	Federal National Mortgage
	Association
	7.750%, Series S (a)(c)	4,683,596
		9,368,798
Shares		Value
	OIL & NATURAL GAS
	EXPLORATION — 1.0%
4,779	Chesapeake Energy Corp.
	5.750%	$542,703
TOTAL DOMESTIC PREFERRED
EQUITY SECURITIES
(COST $6,422,016)		9,911,501
Principal

	COMMERCIAL

	PAPER — 44.4%
	AUTO
	MANUFACTURERS — 1.8%
$1,000,000	Ford Motor Credit Co.
	1.853%, 03/26/2020 (d)(e)	998,395
	BEVERAGES — 3.5%
2,000,000	Constellation Brands, Inc.
	1.852%, 03/13/2020 (d)(e)	1,998,024
	CHEMICALS — 7.1%
2,000,000	Albemarle Corp.
	1.723%, 03/05/2020 (d)(e)	1,999,123
2,000,000	Sherwin-Williams Co.
	1.782%, 03/24/2020 (d)(e)	1,997,857
		3,996,980
	ENERGY SERVICES — 1.8%
1,000,000	Duke Energy Corp.
	1.705%, 04/09/2020 (d)(e)	997,976
	FOOD PRODUCTS — 3.6%
1,000,000	Mondelez International, Inc.
	1.701%, 03/06/2020 (d)(e)	999,669
1,000,000	Mondelez International, Inc.
	1.692%, 03/12/2020 (d)(e)	999,378
		1,999,047
	HOTEL, RESORTS & CRUISE

	LINES — 7.1%
2,000,000	Marriott International, Inc.
	1.886%, 03/04/2020 (d)(e)	1,999,530
	Royal Caribbean Cruises Ltd.
1,000,000	1.955%, 03/04/2020 (d)(e)	999,718
1,000,000	1.904%, 04/06/2020 (d)(e)	997,915
		3,997,163

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

February 29, 2020 (unaudited)

Principal		Value
	COMMERCIAL PAPER
	(CONTINUED) — 44.4%
	OIL & GAS STORAGE &
	TRANSPORTATION — 3.5%
$2,000,000	Energy Transfer Partners
	1.981%, 03/06/2020 (d)(e)	$1,998,981
	PACKAGED FOODS — 5.3%
1,000,000	Campbell Soup Co.
	1.753%, 04/01/2020 (d)(e)	998,376
2,000,000	McCormick & Co.
	1.651%, 03/03/2020 (d)(e)	1,999,592
		2,997,968
	PUBLISHING — 1.8%

1,000,000	Thomson Reuters Corp.
	1.702%, 03/27/2020 (d)(e)	998,612
	RAILROADS — 3.6%
2,000,000	Canadian Pacific Railway Ltd.
	1.711%, 03/05/2020 (d)(e)	1,999,435
	RESTAURANTS — 1.8%
1,000,000	Starbucks Corp.
	1.703%, 03/16/2020 (d)(e)	999,143
	WIRELESS COMMUNICATION
	SERVICES — 3.5%
2,000,000	Bell Canada
	1.683%, 03/09/2020 (d)(e)	1,998,985
TOTAL COMMERCIAL PAPER
(COST $24,984,553)		24,980,709

Principal	Value
U.S. GOVERNMENT
OBLIGATIONS — 5.3%
$3,000,000 U.S. Treasury Bills
1.523%, 06/04/2020 (e)	$2,990,217
TOTAL U.S. GOVERNMENT
OBLIGATIONS
(COST $2,988,006)	2,990,217
Shares
MONEY MARKET
FUNDS — 4.7%
2,650,719 Fidelity Investments Money
Market Treasury Portfolio -
Class I, 1.47% (f)	2,650,719
TOTAL MONEY MARKET FUNDS
(COST $2,650,719)	2,650,719
TOTAL INVESTMENTS — 100.1%

(COST $77,111,161)	56,295,356
LIABILITIES IN EXCESS
OF OTHER
ASSETS — (0.1)%	(69,921)
NET ASSETS — 100.0%	$56,225,435

(a)Non-income producing security.

(b)Restricted/controlled security. The value of this security totals $6,700,657, which represents 11.92% of The Allocation Fund's net assets. Information related to this security is as follows:

				02/29/2020
		Acquisition	Acquisition	Carrying Value
Shares	Issuer	Date(s)	Cost	Per Unit
348,267	The St. Joe Co.	08/09/2017-09/01/2017	$6,615,792	$19.24

(c)Variable rate security. Rates shown are the effective rates as of February 29, 2020.

(d)Restricted security as set forth in Rule 144(a) under the Securities Act of 1933. The value of these investments totals $24,980,709, which represents 44.43% of The Allocation Fund's net assets.

(e)Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.

(f)Annualized based on the 1-day yield as of February 29, 2020.

The accompanying notes are an integral part of the schedule of investments.

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULE OF INVESTMENTS

February 29, 2020 (unaudited)

Note 1. Significant Accounting Policies

As investment companies, the Funds follow the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles ("U.S. GAAP"). The Funds' investments are reported at fair value as defined by U.S. GAAP. The Funds calculate their net asset values as soon as practicable following the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open.

A description of the valuation techniques applied to the Funds' securities measured at fair value on a recurring basis follows:

Security Valuation:

Equity securities (common and preferred stocks): Securities traded on a national securities exchange or reported on the NASDAQ national market are generally valued at the official closing price, or at the last reported sale price on the exchange or market on which the securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. If these securities are not actively traded, they are classified in Level 2. Subject to the oversight of the Board, the Manager may determine the fair valuation of a security when market quotations are insufficient or not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the Manager the prices or values available do not represent the fair value of the instrument. In these situations, if the inputs are observable, the valuation will be classified in Level 2 of the fair value hierarchy, otherwise they would be classified in Level 3.

Fixed-income securities (U.S. government obligations, corporate bonds, convertible bonds, and asset backed securities): The fair value of fixed-income securities is estimated using market quotations when readily available, but may also be estimated by various methods when no such market quotations exist and when the Manager believes these other methods reflect the fair value of such securities. These methods may consider recently executed transactions in securities of the issuer or comparable issuers and market price valuations from independent pricing services and/or brokers (where observable). Where the Manager deems it appropriate to do so (such as when independent prices are unavailable or not deemed to be representative of fair value) fixed income securities will be fair valued in good faith following consideration by, and conclusion of, the Manager's Valuation Committee. As of February 29, 2020, fixed-income securities are valued by the Manager utilizing observable market prices on the day of valuation or the average bid of independent broker/dealer quotes and/or the average of valuations from independent pricing services. Although fixed-income securities are classified in Level 2 of the fair value hierarchy at February 29, 2020, in instances where significant unobservable inputs are used, they would be classified in Level 3.

Open-end mutual funds: Investments in open-end mutual funds including money market funds are valued at their closing net asset value each business day and are classified in Level 1 of the fair value hierarchy.

Short-term securities: Investments in securities with maturities of less than sixty days when acquired, or which subsequently are within sixty days of maturity, shall be valued at prices supplied by an independent pricing source or by one of the Funds' pricing agents based on broker or dealer supplied valuations or matrix pricing. To the extent the inputs are observable and timely, the values would be classified in Level 2 of the fair value hierarchy.

Restricted securities: The Manager was deemed to be an affiliate of The St. Joe Co. ("Joe") for purposes of the Securities Act of 1933 and Rule 144. This determination was made based on a number of factors, including the collective ownership of Joe by certain of the Funds and other advisory clients advised by the Manager. Shares of Joe owned by The Allocation Fund are considered control securities under Rule 144 and are treated as restricted securities for purposes of The Allocation Fund's valuation and liquidity procedures. Due to the restrictions on resale, the securities are generally valued at a discount to similar publicly traded securities. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULE OF INVESTMENTS (continued)

February 29, 2020 (unaudited)

Warrants: The Funds may invest in warrants, which may be acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants entitle, but do not obligate, the holder to buy equity securities at a specific price for a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants traded on a security exchange are valued at the official closing price on the valuation date and are classified as Level 1 of the fair value hierarchy. Over the counter (OTC) warrants are valued using simulation models utilizing market value of the underlying security, expiration date of the warrants, volatility of the underlying security, strike price of the warrants, risk-free interest rate at the valuation date, and are classified as Level 2 or Level 3 of the fair value hierarchy depending on the observability of the inputs used.

The Funds use several recognized industry third-party pricing services (TPPS) - approved by the Board and unaffiliated with the Manager - to provide prices for some of the Funds' securities. The Funds also use other independent market trade data sources (such as TRACE, the FINRA developed mandatory reporting of over-the-counter secondary market transactions), as well as broker quotes provided by market makers. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. If a price obtained from the pricing source is deemed unreliable, it may be discarded and/or challenged. In these cases the pricing decision is made by reference to the reliable market data from the other market data sources.

Subject to the oversight of the Board, the Manager may determine the fair valuation of a security when market quotations are insufficient or not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the Manager the prices or values available do not represent the fair value of the instrument. Factors which may cause the Manager to make such a judgment include the following: (a) only a bid price or an asked price is available; (b) the spread between bid and asked prices is substantial; (c) the liquidity of the securities; (d) the frequency of sales; (e) the thinness of the market; (f) the size of reported trades; (g) actions of the securities markets, such as the suspension or limitation of trading; and (h) local market closures. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of fair valued securities are frequently monitored to determine if fair valuation measures continue to apply.

The Manager reports quarterly to the Board the results of the application of fair valuation policies and procedures.

The inputs and valuation techniques used to measure fair value of the Funds' investments are summarized into three levels as described in the hierarchy below:

•Level 1 — quoted prices in active markets for identical securities;

•Level 2 — other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets for identical securities, interest rates, prepayment speeds, credit risk, etc.); and

•Level 3 — significant unobservable inputs (including the Manager's determination as to the fair value of investments).

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULE OF INVESTMENTS (continued)

February 29, 2020 (unaudited)

The inputs or methodology used for valuing investments are not necessarily an indication of the level of risk associated with investing in those investments. The summary of the Funds' investments by inputs used to value the Funds' investments as of February 29, 2020, is as follows:

		Valuation Inputs
			Level 3 -
		Level 2 – Other	Significant	Total
	Level 1 –	Significant	Unobservable	Fair Value
	Quoted Prices	Observable Inputs	Inputs	at 2/29/20
THE FAIRHOLME FUND
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities*	$476,469,746	$—	$—	$476,469,746
Foreign Equity Securities*	8,235,340	—	—	8,235,340
Domestic Preferred Equity Securities*	189,606,941	—	—	189,606,941
Domestic Corporate Bonds*	—	1,416,521	—	1,416,521
Commercial Paper*	—	286,913,386	—	286,913,386
U.S. Government Obligations	—	49,836,943	—	49,836,943
Money Market Funds	10,248,120	—	—	10,248,120
TOTAL INVESTMENTS
	$684,560,147	$338,166,850	$—	$1,022,726,997

*Industry classifications for these categories are detailed in the Schedule of Investments.

THE INCOME FUND
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities*	$15,840,128	$—	$—	$15,840,128
Mortgage Finance	9,568,626	—	—	9,568,626
Oil & Natural Gas Exploration	—	1,701,179	—	1,701,179
Domestic Corporate Bonds*	—	5,613,480	—	5,613,480
Commercial Paper*	—	147,887,307	—	147,887,307
U.S. Government Obligations	—	8,970,650	—	8,970,650
Money Market Funds	5,822,713	—	—	5,822,713
TOTAL INVESTMENTS
	$31,231,467	$164,172,616	$—	$195,404,083

*Industry classifications for these categories are detailed in the Schedule of Investments.

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULE OF INVESTMENTS (continued)

February 29, 2020 (unaudited)

		Valuation Inputs
			Level 3 -
		Level 2 – Other	Significant	Total
	Level 1 –	Significant	Unobservable	Fair Value
	Quoted Prices	Observable Inputs	Inputs	at 2/29/20
THE ALLOCATION FUND
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities
Real Estate Management &
Development	$—	$ 6,700,657	$—	$6,700,657
Other Industries*	6,431,287	—	—	6,431,287
Foreign Equity Securities*	2,630,266	—	—	2,630,266
Domestic Preferred Equity Securities
Mortgage Finance	9,368,798	—	—	9,368,798
Oil & Natural Gas Exploration	—	542,703	—	542,703
Commercial Paper*	—	24,980,709	—	24,980,709
U.S. Government Obligations	—	2,990,217	—	2,990,217
Money Market Funds	2,650,719	—	—	2,650,719
TOTAL INVESTMENTS	$21,081,070	$35,214,286	$—	$56,295,356

* Industry classifications for these categories are detailed in the Schedule of Investments.

There were no Level 3 investments at February 29, 2020, or November 30, 2019.

Note 2. Transactions in Shares of Affiliates

Portfolio companies in which the Fairholme Fund owns 5% or more of the outstanding voting securities of the issuer are considered affiliates of the Fairholme Fund. The aggregate fair value of all securities of affiliates held in the Fairholme Fund as of February 29, 2020, amounted to $445,067,172, representing 43.60% of the Fairholme Fund's net assets.

Transactions in The Fairholme Fund during the period ended February 29, 2020, in which the issuer was an affiliate are as follows:

	November 30, 2019	Gross Additions	Gross Deductions	February 29, 2020
						Change in
						Unrealized
	Shares/	Shares/	Shares/	Shares/		Appreciation/
	Par Value	Par Value	Par Value	Par Value	Fair Value	Depreciation

Imperial Metals Corp.	6,865,767	—	—	6,865,767	$8,235,340	$(551,684)
The St. Joe Co.	22,208,024	—	—	22,208,024	436,831,832	14,879,375

Total					$445,067,172	$14,327,691

For additional information regarding the accounting policies of the Funds and the most recent federal income tax information, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.